Description of Business and Significant Accounting Policies Statement of Stockholder's Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	$ 1,282	$ 753	$ 916	$ 592
Net income	481	(189)	270
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	(4)	44	7
Total other comprehensive income (loss)	(22)	21	43
Total comprehensive income (loss)	459	(168)	313
Accumulated Other Comprehensive (Loss) Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	(37)	(19)	(38)	(79)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	(4)	44	7
Total other comprehensive income (loss)	(18)	19	41
Total comprehensive income (loss)	(18)	19	41
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	929	448	638	371
Total comprehensive income (loss)	481	(190)	267
Scenario, Adjusted [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity		753
Total other comprehensive income (loss)	459	(170)	313
Scenario, Adjusted [Member] | Accumulated Other Comprehensive (Loss) Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	(37)	(19)	(38)	(79)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	(4)	44	7
Total other comprehensive income (loss)	(18)	19	41
Total comprehensive income (loss)	(18)	19	41
Scenario, Adjusted [Member] | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	929	448	638	371
Net income	481	(190)	267
Total comprehensive income (loss)	481	(190)	267
Scenario, Adjusted [Member] | Total Equity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	1,282	753	916	592
Net income	481	(189)	270
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	(4)	44	7
Total other comprehensive income (loss)	(22)	21	43
Total comprehensive income (loss)	459	(168)	313
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity		820
Total other comprehensive income (loss)	387	(103)	313
Scenario, Previously Reported [Member] | Accumulated Other Comprehensive (Loss) Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	(1,247)	(1,492)	(1,335)	(1,509)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	179	(123)	140
Total other comprehensive income (loss)	245	(157)	174
Total comprehensive income (loss)	245	(157)	174
Scenario, Previously Reported [Member] | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	2,134	1,988	1,935	1,801
Net income	146	53	134
Total comprehensive income (loss)	146	53	134
Scenario, Previously Reported [Member] | Total Equity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total stockholders' equity	1,277	820	916	592
Net income	146	54	137
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits	179	(123)	140
Total other comprehensive income (loss)	241	(155)	176
Total comprehensive income (loss)	$ 387	$ (101)	$ 313